Unaudited Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Apr. 30, 2015	Jan. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	90,000,000	90,000,000	90,000,000	90,000,000
Common stock, issued	12,026,994	11,415,416	11,375,311	7,025,000
Common stock, shares outstanding	12,026,994	11,415,416	11,375,311	7,025,000
Series A Convertible Redeemable Preferred Stock
Par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Shares authorized	10,000,000	10,000,000	10,000,000	10,000,000
Shares issued	4,207,987	4,207,987	4,207,987	0
Shares outstanding	4,207,987	4,207,987	4,207,987	0
Liquidation preference	$ 8.1	$ 8.0